Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

ASTON FUNDS

ASTON/Montag & Caldwell Mid Cap Growth Fund

Supplement dated September 8, 2016 to the

Statutory Prospectus, dated February 29, 2016, as supplemented July 28, 2016 and August 26, 2016, and the

Summary Prospectus, dated March 1, 2016, as supplemented August 26, 2016

The following information supplements and supersedes any information to the contrary in the Statutory Prospectus and Summary Prospectus of ASTON/Montag & Caldwell Mid Cap Growth Fund (the “Fund”), dated as noted above.

PORTFOLIO MANAGER UPDATE

Effective September 1, 2016, Mr. Jeffrey S. Wilson no longer serves as a Portfolio Manager of the Fund. Mr. M. Scott Thompson is the Portfolio Manager primarily responsible for the day-to-day management of the Fund.

Effective immediately, the following information replaces the information in the Fund Summary section of the Statutory Prospectus and in the Summary Prospectus relating to the Fund’s Subadviser and Portfolio Managers:

Montag & Caldwell, LLC (“Montag & Caldwell”) serves as the subadviser to the Fund. Mr. M. Scott Thompson, CFA, Co-Director of Research for Montag & Caldwell, serves as Portfolio Manager of the Fund. Mr. Thompson has served as the Fund’s Portfolio Manager since the Fund’s inception in November 2007. As the Fund’s Portfolio Manager, Mr. Thompson is primarily responsible for the day-to-day management of the Fund.

Effective immediately, all information regarding Mr. Wilson on page 113 of the Statutory Prospectus is deleted in its entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUP MCMCG 0916

Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

ASTON FUNDS

ASTON/Montag & Caldwell Mid Cap Growth Fund

Supplement dated September 8, 2016 to the

Statement of Additional Information, dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016 and

August 26, 2016

The following information supplements and supersedes any information to the contrary in the Statement of Additional Information of ASTON/Montag & Caldwell Mid Cap Growth Fund (the “Fund”), dated as noted above.

PORTFOLIO MANAGER UPDATE

Effective September 1, 2016, Mr. Jeffrey S. Wilson no longer serves as a Portfolio Manager of the Fund. Mr. M. Scott Thompson is the Portfolio Manager primarily responsible for the day-to-day management of the Fund.

Effective immediately, all information regarding Mr. Wilson on pages 116 and 122 of the Statement of Additional Information is deleted in its entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUP SAI MCMCG 0916